UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2017

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 52.8%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	14,957,927	16,821,225
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,443,352	6,363,905
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,366,851	18,324,557
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,323,866	4,352,531
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,523,294	10,290,373
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	6,852,533	8,624,034
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	9,710,079	12,288,400
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,565,485	17,939,399
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	14,461,049	13,516,449
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	19,065,123	21,038,047
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	9,668,373	9,223,743
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,066,380	2,096,596
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,419,824	1,399,416
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	12,911,500	12,949,957
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	18,133,942	18,634,958
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	16,000,553	16,053,182
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,280,904	6,312,104
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	17,004,600	16,963,661
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	13,149,500	13,322,616
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	22,610,260	23,089,305
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,629,873	12,503,401
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	31,266,098	30,954,581
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	26,530,881	26,533,363
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,151,450	5,221,002
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	31,149,955	30,292,647
TOTAL U.S. TREASURY SECURITIES (Cost $345,091,931)		355,109,452
CORPORATE BONDS — 21.0%
Aerospace and Defense — 0.4%
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	776,523
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	293,758
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	727,646
United Technologies Corp., 3.75%, 11/1/46	945,000	913,103
		2,711,030
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	690,000	654,150
Automobiles — 0.4%
Ford Motor Co., 4.35%, 12/8/26	180,000	187,395
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	700,000	729,087
General Motors Co., 5.15%, 4/1/38	1,690,000	1,737,373
		2,653,855
Banks — 3.1%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)	400,000	402,500
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	850,632

Bank of America Corp., MTN, 3.25%, 10/21/27	2,840,000	2,785,374
Bank of America Corp., MTN, VRN, 4.443%, 1/20/47(7)	170,000	184,566
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	316,251
Capital One Financial Corp., 4.20%, 10/29/25	350,000	360,139
Capital One Financial Corp., 3.75%, 3/9/27	670,000	678,409
Citigroup, Inc., 4.05%, 7/30/22	760,000	796,858
Citigroup, Inc., 4.00%, 8/5/24	250,000	259,108
Citigroup, Inc., 3.20%, 10/21/26	1,100,000	1,085,015
Citigroup, Inc., 4.45%, 9/29/27	1,365,000	1,445,245
Cooperatieve Rabobank UA, 3.875%, 2/8/22	499,000	529,176
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	250,000	259,761
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	174,966
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	396,466
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	626,357
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,353,744
JPMorgan Chase & Co., 3.875%, 9/10/24	1,900,000	1,978,833
JPMorgan Chase & Co., 4.95%, 6/1/45	1,485,000	1,692,690
KeyBank N.A., MTN, 3.40%, 5/20/26	250,000	249,152
SunTrust Bank, 3.30%, 5/15/26	200,000	197,956
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	831,643
Wells Fargo & Co., 4.125%, 8/15/23	400,000	423,635
Wells Fargo & Co., 3.00%, 4/22/26	300,000	294,885
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	385,220
Wells Fargo & Co., MTN, 4.10%, 6/3/26	670,000	696,909
Wells Fargo & Co., MTN, 4.40%, 6/14/46	900,000	936,224
Wells Fargo & Co., MTN, 4.75%, 12/7/46	700,000	769,931
		20,961,645
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	2,870,000	2,973,122
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	700,000	799,844
Constellation Brands, Inc., 3.70%, 12/6/26	660,000	676,058
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	335,845
Diageo Capital plc, 2.625%, 4/29/23	500,000	505,808
PepsiCo, Inc., 3.45%, 10/6/46	680,000	648,332
		5,939,009
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	577,000	585,703
AbbVie, Inc., 4.45%, 5/14/46	650,000	686,563
Amgen, Inc., 3.625%, 5/22/24	350,000	365,406
Celgene Corp., 3.625%, 5/15/24	150,000	156,442
Celgene Corp., 5.00%, 8/15/45	330,000	374,304
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	905,850
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	417,965
Gilead Sciences, Inc., 4.15%, 3/1/47	335,000	345,909
		3,838,142
Capital Markets — 0.1%
Jefferies Group LLC, 4.85%, 1/15/27	670,000	704,290
Chemicals — 0.3%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	309,763

Dow Chemical Co. (The), 4.375%, 11/15/42	350,000	357,087
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	189,555
Ecolab, Inc., 4.35%, 12/8/21	624,000	675,388
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	413,863
		1,945,656
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	218,000	220,770
Waste Management, Inc., 3.50%, 5/15/24	400,000	416,235
Waste Management, Inc., 3.125%, 3/1/25	350,000	354,831
		991,836
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	687,253
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	675,000	629,413
Consumer Finance — 0.4%
American Express Co., 1.55%, 5/22/18	800,000	799,866
Discover Bank, 3.45%, 7/27/26	700,000	689,115
Discover Financial Services, 3.75%, 3/4/25	300,000	301,547
Visa, Inc., 2.75%, 9/15/27	650,000	638,966
		2,429,494
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	277,075
Diversified Financial Services — 1.6%
Citigroup, Inc., 2.35%, 8/2/21	600,000	597,271
Citigroup, Inc., VRN, 4.281%, 4/24/47(7)	400,000	419,002
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000,000	1,092,086
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	750,000	753,531
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	700,659
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,970,000	2,027,988
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	401,473
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	900,000	1,009,069
HSBC Holdings plc, 2.95%, 5/25/21	600,000	609,510
HSBC Holdings plc, 4.30%, 3/8/26	200,000	215,040
HSBC Holdings plc, 4.375%, 11/23/26	400,000	417,808
HSBC Holdings plc, VRN, 4.041%, 3/13/27(7)	470,000	491,195
Morgan Stanley, 4.375%, 1/22/47	330,000	351,982
Morgan Stanley, MTN, 4.00%, 7/23/25	1,730,000	1,825,057
		10,911,671
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 3.60%, 2/17/23	250,000	257,444
AT&T, Inc., 4.45%, 4/1/24	300,000	319,325
AT&T, Inc., 3.40%, 5/15/25	768,000	756,969
AT&T, Inc., 6.55%, 2/15/39	533,000	644,686
AT&T, Inc., 4.80%, 6/15/44	350,000	341,589
AT&T, Inc., 5.15%, 2/14/50	1,300,000	1,315,085
British Telecommunications plc, 5.95%, 1/15/18	324,000	327,956
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	810,606
Telefonica Emisiones SAU, 4.10%, 3/8/27	600,000	621,719
Telefonica Emisiones SAU, 5.21%, 3/8/47	300,000	331,266

Verizon Communications, Inc., 4.125%, 3/16/27	670,000	700,573
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	221,896
Verizon Communications, Inc., 4.125%, 8/15/46	700,000	638,544
Verizon Communications, Inc., 5.50%, 3/16/47	670,000	746,235
		8,033,893
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(2)	300,000	299,589
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.375%, 10/15/26	600,000	593,982
Boston Properties LP, 3.65%, 2/1/26	150,000	153,122
Crown Castle International Corp., 4.45%, 2/15/26	289,000	306,438
DDR Corp., 3.90%, 8/15/24	140,000	140,873
Essex Portfolio LP, 3.625%, 8/15/22	250,000	258,751
Kilroy Realty LP, 3.80%, 1/15/23	331,000	341,231
Simon Property Group LP, 4.25%, 11/30/46	700,000	716,023
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	476,425
		2,986,845
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,252,912
Kroger Co. (The), 3.875%, 10/15/46	600,000	523,818
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,118,709
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	1,054,940
		3,950,379
Food Products — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,227,890
Kraft Heinz Foods Co., 3.95%, 7/15/25	300,000	309,383
Kraft Heinz Foods Co., 4.375%, 6/1/46	600,000	590,365
Unilever Capital Corp., 2.20%, 3/6/19	500,000	503,359
		2,630,997
Gas Utilities — 1.3%
Enbridge, Inc., 3.50%, 6/10/24	350,000	355,819
Enbridge, Inc., 3.70%, 7/15/27	400,000	405,403
Energy Transfer LP, 3.60%, 2/1/23	312,000	317,558
Energy Transfer LP, 4.05%, 3/15/25	300,000	304,523
Energy Transfer LP, 5.30%, 4/15/47	670,000	673,642
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	311,303
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	269,286
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	875,123
Kinder Morgan, Inc., 5.55%, 6/1/45	700,000	757,346
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	389,082
MPLX LP, 4.875%, 6/1/25	640,000	687,132
MPLX LP, 5.20%, 3/1/47	300,000	315,117
ONEOK, Inc., 4.00%, 7/13/27	425,000	430,936
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	439,634
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	800,000	883,538
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	503,569
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	312,083
Williams Partners LP, 4.30%, 3/4/24	600,000	633,627
		8,864,721

Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 4.90%, 11/30/46	700,000	784,538
Becton Dickinson and Co., 3.70%, 6/6/27	400,000	403,935
Medtronic, Inc., 2.50%, 3/15/20	150,000	152,299
Medtronic, Inc., 3.50%, 3/15/25	100,000	104,357
Medtronic, Inc., 4.625%, 3/15/45	700,000	798,206
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	490,106
		2,733,441
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	406,000	409,638
Aetna, Inc., 3.875%, 8/15/47	330,000	335,730
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	214,251
Kaiser Foundation Hospitals, 4.15%, 5/1/47	300,000	322,014
Mylan NV, 3.95%, 6/15/26	300,000	305,860
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	322,499
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	434,483
		2,344,475
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	359,804
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	711,795
		1,071,599
Household Products — 0.1%
Kimberly-Clark Corp., 3.90%, 5/4/47	660,000	681,555
Industrial Conglomerates — 0.4%
FedEx Corp., 4.40%, 1/15/47	300,000	312,958
General Electric Co., 4.125%, 10/9/42	1,375,000	1,453,088
General Electric Co., MTN, 4.375%, 9/16/20	315,000	337,451
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	309,910
		2,413,407
Insurance — 0.7%
Allstate Corp. (The), 4.20%, 12/15/46	350,000	373,514
American International Group, Inc., 4.125%, 2/15/24	530,000	563,446
American International Group, Inc., 4.50%, 7/16/44	350,000	368,715
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	797,240
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	305,020
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	388,309
International Lease Finance Corp., 5.875%, 8/15/22	400,000	448,761
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	427,637
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	427,348
Prudential Financial, Inc., VRN, 3.633%, 10/2/17, resets monthly off the CPI YOY plus 2.00%	189,000	194,309
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	297,559
		4,591,858
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	388,845
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	600,000	635,528
		1,024,373
Machinery — 0.1%
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	483,753

Materials — 0.1%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	660,000	693,181
Media — 1.3%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	954,084
21st Century Fox America, Inc., 4.75%, 11/15/46	250,000	267,418
CBS Corp., 3.50%, 1/15/25	300,000	305,600
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	660,000	778,328
Comcast Corp., 6.50%, 11/15/35	556,000	743,372
Discovery Communications LLC, 3.95%, 3/20/28	650,000	649,590
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	785,811
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	660,740
Time Warner, Inc., 4.70%, 1/15/21	700,000	749,344
Time Warner, Inc., 3.60%, 7/15/25	300,000	301,459
Time Warner, Inc., 3.80%, 2/15/27	700,000	701,453
Viacom, Inc., 4.25%, 9/1/23	840,000	863,939
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	499,785
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	330,000	346,614
		8,607,537
Multi-Utilities — 1.3%
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	616,855
Dominion Energy, Inc., 6.40%, 6/15/18	1,105,000	1,140,193
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	310,638
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	612,234
Duke Energy Corp., 3.15%, 8/15/27	350,000	347,548
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,289,470
Exelon Corp., 4.45%, 4/15/46	340,000	357,291
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	812,695
Georgia Power Co., 4.30%, 3/15/42	250,000	262,904
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	411,054
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,030,000	1,081,669
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	262,944
Sempra Energy, 3.25%, 6/15/27	350,000	346,212
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	287,460
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	498,398
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	207,819
		8,845,384
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	151,021
Oil, Gas and Consumable Fuels — 1.7%
Apache Corp., 4.75%, 4/15/43	599,000	604,204
BP Capital Markets plc, 2.50%, 11/6/22	262,000	262,021
BP Capital Markets plc, 2.75%, 5/10/23	375,000	376,417
Cenovus Energy, Inc., 4.25%, 4/15/27(2)	400,000	397,198
Chevron Corp., 2.43%, 6/24/20	350,000	355,249
Cimarex Energy Co., 4.375%, 6/1/24	150,000	158,856
Concho Resources, Inc., 4.875%, 10/1/47	120,000	125,369
ConocoPhillips Co., 2.40%, 12/15/22	887,000	877,853
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	203,964
Hess Corp., 6.00%, 1/15/40	700,000	733,610

Marathon Oil Corp., 3.85%, 6/1/25	330,000	328,123
Marathon Oil Corp., 5.20%, 6/1/45	200,000	202,035
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	254,887
Noble Energy, Inc., 4.15%, 12/15/21	874,000	921,314
Occidental Petroleum Corp., 4.10%, 2/15/47	670,000	691,044
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	326,862
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	621,240
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	727,650
Phillips 66, 4.65%, 11/15/34	300,000	318,373
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,116,684
Statoil ASA, 2.45%, 1/17/23	468,000	467,333
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	430,127
		11,500,413
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	300,000	304,524
Pharmaceuticals — 0.2%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	365,534
Allergan Funding SCS, 4.55%, 3/15/35	330,000	352,979
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	335,687
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	307,985
Zoetis, Inc., 3.00%, 9/12/27	150,000	147,964
		1,510,149
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	319,435
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	304,937
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	292,665
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	670,000	709,165
CSX Corp., 3.80%, 11/1/46	320,000	308,859
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	255,054
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	106,206
Norfolk Southern Corp., 3.15%, 6/1/27	250,000	250,172
Union Pacific Corp., 2.75%, 4/15/23	250,000	252,944
Union Pacific Corp., 3.35%, 8/15/46	325,000	301,254
Union Pacific Corp., 4.00%, 4/15/47	660,000	692,447
		3,793,138
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 4.10%, 5/11/47	660,000	701,032
Software — 0.5%
Microsoft Corp., 2.125%, 11/15/22	787,000	782,738
Microsoft Corp., 3.45%, 8/8/36	600,000	605,265
Microsoft Corp., 4.25%, 2/6/47	950,000	1,052,351
Oracle Corp., 2.40%, 9/15/23	400,000	397,916
Oracle Corp., 2.65%, 7/15/26	350,000	343,381
		3,181,651
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	534,102
Lowe's Cos., Inc., 4.05%, 5/3/47	180,000	185,293
		719,395

Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,069,849
Apple, Inc., 2.90%, 9/12/27	1,150,000	1,141,363
Apple, Inc., 4.25%, 2/9/47	630,000	678,937
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	690,000	767,289
		3,657,438
TOTAL CORPORATE BONDS (Cost $137,367,130)		141,110,267
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 8.0%
Private Sponsor Collateralized Mortgage Obligations — 7.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	103,944	105,054
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	182,683	188,116
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 10/2/17(2)(4)	2,605,396	2,650,444
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 10/2/17(2)(4)	1,794,317	1,805,321
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/2/17(2)(4)	1,675,241	1,713,630
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 10/2/17(2)(4)	2,545,665	2,590,396
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/2/17(2)(4)	3,465,752	3,540,297
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/2/17(2)(4)	1,628,093	1,666,546
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/2/17(2)(4)	666,802	687,327
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	307,398	309,297
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	164,452	166,880
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/2/17(2)(4)	1,400,000	1,412,718
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/2/17(2)(4)	2,428,189	2,488,572
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 10/2/17(2)(4)	3,386,625	3,478,517
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/2/17(2)(4)	2,200,089	2,239,290
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/2/17(2)(4)	1,769,220	1,772,054
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 10/2/17(2)(4)	3,500,000	3,508,459
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 10/2/17(2)(4)	3,813,307	3,898,008
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/2/17(2)(4)	2,191,460	2,305,384
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.50%(2)	3,355,327	3,464,822
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 10/2/17(4)	72,962	74,880
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/2/17(4)	78,101	78,734
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	575,598	602,762
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/2/17(2)(4)	697,420	704,416
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 10/2/17(2)(4)	1,135,422	1,165,432
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/2/17(2)(4)	2,195,573	2,255,148
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/2/17(2)(4)	2,000,000	2,053,414
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 10/2/17(4)	233,162	243,769
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	161,630	154,415
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/2/17(2)(4)	1,206,665	1,235,792
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	369,029	388,602
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.33%, 10/2/17(4)	829,008	872,553
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.30%, 10/2/17(4)	1,455,420	1,499,664
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/2/17(2)(4)	451,714	458,571
		51,779,284
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2017-C03, Class 1M1, VRN, 2.18%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.95%	1,804,849	1,813,957
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,554,485)		53,593,241

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 6.1%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)		1,950,000	1,977,383
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)		2,000,000	2,050,480
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 10/2/17(4)		2,000,000	2,143,263
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/2/17(4)		1,700,000	1,793,761
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/2/17(4)		1,475,000	1,498,216
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/2/17(4)		2,000,000	2,118,652
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)		2,125,000	2,149,378
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49		2,000,000	1,947,249
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 10/2/17(4)		1,550,000	1,606,805
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)		1,450,000	1,476,484
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)		2,000,000	2,037,928
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48		2,000,000	2,054,225
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 10/2/17(4)		1,500,000	1,539,224
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/2/17(2)(4)		2,515,000	2,459,154
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(2)(4)		2,000,000	2,049,743
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50		1,860,000	1,914,877
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		1,455,000	1,563,915
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49		1,200,000	1,180,770
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		1,400,000	1,374,854
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(2)(4)		1,600,000	1,631,191
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49		3,350,000	3,283,571
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50		1,300,000	1,311,438
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $41,390,536)			41,162,561
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.5%
FHLMC, 4.50%, 4/1/41		10,102,995	10,959,857
FNMA, 4.50%, 5/1/39		2,961,803	3,233,484
FNMA, 4.00%, 11/1/41		1,333,319	1,415,775
FNMA, 4.00%, 11/1/41		655,620	696,335
FNMA, 4.00%, 2/1/42		1,253,440	1,327,578
FNMA, 4.00%, 2/1/46		11,729,803	12,354,766
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,826,603)			29,987,795
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.1%
Australia — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,195,900
Canada — 0.7%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,842,875	1,727,480
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,409,944	2,585,028
			4,312,508
Italy — 1.9%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,844,548	7,814,451
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,690,466	5,235,194
			13,049,645
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	516,500

Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(2)	500,000	493,760
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,469,100)		20,568,313
ASSET-BACKED SECURITIES(3) — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,000,000	2,002,102
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(2)	1,225,000	1,224,934
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	1,140,867	1,143,822
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	745,506	737,201
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,042,032	1,027,044
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	385,234	385,148
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	921,154	929,382
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(2)(4)	1,853,405	1,865,427
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	2,300,000	2,289,190
TOTAL ASSET-BACKED SECURITIES (Cost $11,624,586)		11,604,250
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	165,000	234,795
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	125,000	167,270
Los Angeles Community College District GO, 6.75%, 8/1/49	125,000	190,589
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	125,000	175,725
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	250,000	366,015
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	125,000	150,461
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	156,539
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	96,283
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	125,000	153,573
State of California GO, 7.55%, 4/1/39	500,000	770,865
State of Illinois GO, 5.10%, 6/1/33	350,000	354,627
State of Texas GO, 5.52%, 4/1/39	215,000	277,698
TOTAL MUNICIPAL SECURITIES (Cost $2,944,560)		3,094,440
TEMPORARY CASH INVESTMENTS(5) — 3.7%
Credit Agricole Corporate and Investment Bank, 1.07%, 10/2/17(6)	25,251,000	25,248,612
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,937	2,937
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,253,194)		25,251,549
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $668,522,125)		681,481,868
OTHER ASSETS AND LIABILITIES — (1.4)%		(9,244,693)
TOTAL NET ASSETS — 100.0%		$672,237,175

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,216,665	AUD	2,765,836	JPMorgan Chase Bank N.A.	12/20/17	$49,105
USD	4,410,182	CAD	5,362,362	JPMorgan Chase Bank N.A.	12/20/17	110,408
EUR	171,780	USD	205,888	JPMorgan Chase Bank N.A.	12/20/17	(1,978)
USD	13,224,448	EUR	10,959,938	JPMorgan Chase Bank N.A.	12/20/17	214,528
USD	249,327	EUR	207,461	JPMorgan Chase Bank N.A.	12/20/17	3,062
						$375,125

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	377	December 2017	$75,400,000	$81,320,078	$(254,145)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	65	December 2017	$6,500,000	$8,145,312	$113,604
U.S. Treasury 10-Year Ultra Notes	95	December 2017	$9,500,000	12,761,172	209,693
U.S. Treasury Long Bonds	182	December 2017	$18,200,000	27,811,875	647,965
U.S. Treasury Ultra Bonds	42	December 2017	$4,200,000	6,935,250	111,468
				$55,653,609	$1,082,730

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$4,000,000	$543	$(61,027)	$(60,484)
CPURNSA	Receive	2.28%	11/16/26	$4,000,000	543	(74,391)	(73,848)
CPURNSA	Receive	2.27%	11/21/26	$11,500,000	624	(208,544)	(207,920)
CPURNSA	Receive	2.24%	5/3/27	$10,000,000	583	(174,560)	(173,977)
					$2,293	$(518,522)	$(516,229)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.42%	4/1/18	$5,000,000	$(371,029)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	(4,488,786)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(654,101)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(345,346)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	43,764
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(124,998)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	(27,414)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	(68,121)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	(57,011)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(213,624)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(418,797)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(434,914)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(219,960)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,849,483)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(851,982)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	792,990
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	241,702
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	412,684
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	(38,309)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(47,460)
						$(10,720,195)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YOY	-	Consumer Price Index Year over Year
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,673,283.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $86,546,341, which represented 12.9% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,340,000.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	355,109,452	—
Corporate Bonds	—	141,110,267	—
Collateralized Mortgage Obligations	—	53,593,241	—
Commercial Mortgage-Backed Securities	—	41,162,561	—
U.S. Government Agency Mortgage-Backed Securities	—	29,987,795	—
Sovereign Governments and Agencies	—	20,568,313	—
Asset-Backed Securities	—	11,604,250	—
Municipal Securities	—	3,094,440	—
Temporary Cash Investments	2,937	25,248,612	—
	2,937	681,478,931	—
Other Financial Instruments
Futures Contracts	1,082,730	—	—
Swap Agreements	—	1,491,140	—
Forward Foreign Currency Exchange Contracts	—	377,103	—
	1,082,730	1,868,243	—
Liabilities
Other Financial Instruments
Futures Contracts	254,145	—	—
Swap Agreements	—	12,727,564	—
Forward Foreign Currency Exchange Contracts	—	1,978	—
	254,145	12,729,542	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2017